Short-term investments - Schedule of Short-Term Investments (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Short-term investments
Short-term investments	$ 83,626	$ 115,652
Time deposits
Short-term investments
Short-term investments	51,044	62,379
Investments in financial instruments
Short-term investments
Short-term investments	$ 32,582	$ 53,273